Lease accounting - Summary of lease cost (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Operating lease cost relating to the operating lease liabilities	$ 741	$ 697
Operating lease cost relating to short-term leases	711	483
Total lease cost	$ 1,452	$ 1,180